UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21113
                                    --------------------------------------------

                      Touchstone Institutional Funds Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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(Address of principal executive offices)               (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:      12/31
                          --------------
Date of reporting period:   09/30/07
                          --------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Large Cap Value Portfolio - September 30, 2007 (Unaudited)
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                                                                      MARKET
COMMON STOCKS -- 95.5%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 38.6%
Citigroup, Inc.                                           19,450   $    907,732
Countrywide Financial Corp.                               41,400        787,014
Fannie Mae                                                20,050      1,219,240
Freddie Mac                                               21,350      1,259,863
Genworth Financial, Inc. - Class A                        33,000      1,014,090
J.P. Morgan Chase & Co.                                    4,800        219,936
Radian Group, Inc.                                        18,400        428,352
W Holding Co., Inc.                                       66,100        148,064
Wachovia Corp.                                             9,800        491,470
Washington Mutual, Inc.                                   30,700      1,084,017
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                                                                      7,559,778
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TECHNOLOGY -- 15.3%
AU Optronics Corp.                                        45,673        772,787
BearingPoint, Inc.*                                      142,800        578,340
Dell, Inc.*                                               23,700        654,120
Motorola, Inc.                                            28,300        524,399
Sanmina-SCI Corp.*                                       115,700        245,284
Tyco Electronics, Ltd.                                     6,150        217,895
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                                                                      2,992,825
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PRODUCER DURABLES -- 13.0%
Alcatel-Lucent - ADR                                      93,100        947,758
D R Horton, Inc.                                          30,000        384,300
Navistar International*                                    3,300        203,610
Nortel Networks Corp.*                                    11,610        197,138
Pulte Homes, Inc.                                         40,400        549,844
Tyco International, Ltd.                                   6,150        272,691
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                                                                      2,555,341
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ENERGY -- 9.5%
Peabody Energy Corp.                                      17,800        852,086
Reliant Energy, Inc.*                                     39,500      1,011,200
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                                                                      1,863,286
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UTILITIES -- 7.0%
Mirant Corp.*                                             11,400        463,752
Sprint Nextel Corp.                                       47,800        908,200
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                                                                      1,371,952
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HEALTH CARE -- 6.1%
Omnicare, Inc.                                             6,700        221,971
Sanofi-Aventis                                            22,800        967,176
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                                                                      1,189,147
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.0%
Abitibi-Consolidated, Inc.*                              339,650        594,388
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.0%
Safeway, Inc.                                              3,100        102,641
Tyson Foods, Inc. - Class A                               27,400        489,090
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                                                                        591,731
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TOTAL COMMON STOCKS                                                $ 18,718,448
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INVESTMENT FUND -- 6.9%
PNC Bank Money
   Market Fund, 4.43% ^                                1,350,544   $  1,350,544
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.4%
(Cost $21,985,742)                                                 $ 20,068,992

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4%)                        (472,442)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 19,596,550
================================================================================

*     Non-income producing security.

^     The rate shown is the 7-day effective yield as of September 30, 2007.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Value Portfolio - September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                      MARKET
COMMON STOCKS -- 92.2%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 43.2%
American Equity Investment
   Life Holding Co.                                      140,800   $  1,499,520
Annaly Capital Management, Inc.                          102,100      1,626,453
BankUnited Financial Corp. - Class A                      81,200      1,261,848
BFC Financial Corp. - Class A*                           144,900        423,108
Capstead Mortgage Corp.                                   23,700        243,636
CIT Group, Inc.                                           17,100        687,420
Conseco, Inc.*                                            19,900        318,400
Countrywide Financial Corp.                               43,400        825,034
Fannie Mae                                                34,500      2,097,945
Freddie Mac                                               33,000      1,947,330
Genworth Financial, Inc.                                  37,500      1,152,375
New York Community Bancorp, Inc.                          66,600      1,268,730
Oriental Financial Group, Inc.                           138,400      1,591,600
Radian Group, Inc.                                        33,100        770,568
W Holding Co., Inc.                                      621,900      1,393,056
--------------------------------------------------------------------------------
                                                                     17,107,023
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 11.9%
Alcatel-Lucent - ADR                                     104,200      1,060,756
Cavalier Homes, Inc.*                                    152,000        486,400
Champion Enterprises, Inc.*                               50,900        558,882
D R Horton, Inc.                                          50,700        649,467
MasTec, Inc.*                                              8,600        121,002
Meritage Homes Corp.*                                     35,800        505,496
Navistar International Corp.*                              6,500        401,050
Pulte Homes, Inc.                                         67,000        911,870
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                                                                      4,694,923
--------------------------------------------------------------------------------

ENERGY -- 9.3%
Arch Coal, Inc.                                           56,800      1,916,432
Reliant Energy, Inc.*                                     69,000      1,766,400
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                                                                      3,682,832
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CONSUMER DISCRETIONARY -- 7.7%
Hudson Highland Group, Inc.*                              64,700        823,631
Learning Tree International, Inc.*                        10,014        177,849
Libbey, Inc.                                              47,000        823,440
Spectrum Brands, Inc.*                                   213,200      1,236,560
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                                                                      3,061,480
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TECHNOLOGY -- 7.4%
Alliance Semiconductor Corp.*                             49,100        112,930
AU Optronics Corp. - ADR                                  79,658      1,347,813
BearingPoint, Inc.*                                      276,700      1,120,635
Sanmina-SCI Corp.*                                       161,400        342,168
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                                                                      2,923,546
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 5.6%
Abitibi-Consolidated, Inc.*                              638,700      1,117,725
Bowater, Inc.*                                            44,800        668,416
Building Materials Holding Corp.                          42,300        447,534
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                                                                      2,233,675
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AUTOS AND TRANSPORTATION -- 3.4%
American Axle & Manufacturing
   Holdings, Inc.                                          4,300        108,575
Cooper Tire & Rubber Co.                                  16,400        400,160
Fleetwood Enterprises, Inc.*                              58,300        498,465
US Airways Group, Inc.*                                   13,700        359,625
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                                                                      1,366,825
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UTILITIES -- 1.9%
Mirant Corp.*                                             18,800        764,784
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HEALTH CARE -- 1.2%
Omnicare, Inc.                                            14,500        480,385
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CONSUMER STAPLES -- 0.6%
Pilgrim's Pride Corp. - Class B                            7,400        257,002
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TOTAL COMMON STOCKS                                                $ 36,572,475
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INVESTMENT FUND -- 8.9%
PNC Bank Money
   Market Fund, 4.43%^                                 3,544,231   $  3,544,231
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.1%
(Cost $46,151,908)                                                 $ 40,116,706

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)                        (423,735)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 39,692,971
================================================================================

*     Non-income producing security.

^     The rate shown is the 7-day effective yield as of September 30, 2007.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Sands Capital Institutional Growth Portfolio - September 30, 2007 (Unaudited)
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                                                                     MARKET
COMMON STOCKS -- 99.0%                              SHARES           VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 25.8%
Abraxis Bioscience, Inc.*                            457,100    $    10,435,593
Allergan, Inc.                                       949,300         61,201,371
Cerner Corp.*                                        321,200         19,210,972
Genentech, Inc.*                                     658,800         51,399,576
Genzyme Corp.*                                       822,400         50,955,904
Intuitive Surgical, Inc.*                            214,800         49,404,000
Stryker Corp.                                        437,800         30,103,128
Teva Pharmaceutical Industries, Ltd.                 601,500         26,748,705
Varian Medical Systems, Inc.*                        634,200         26,566,638
Zimmer Holdings, Inc.*                               201,500         16,319,485
--------------------------------------------------------------------------------
                                                                    342,345,372
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.6%
Google, Inc. - Class A*                              225,000        127,635,750
Iron Mountain, Inc.*                                 509,400         15,526,512
Lowe's Cos., Inc.                                  1,435,100         40,211,502
Starbucks Corp.*                                   2,557,300         67,001,260
Yahoo!, Inc.*                                        892,005         23,941,414
--------------------------------------------------------------------------------
                                                                    274,316,438
--------------------------------------------------------------------------------

TECHNOLOGY -- 19.2%
Apple, Inc.*                                         387,700         59,527,458
Broadcom Corp. - Class A*                          1,880,100         68,510,844
EMC Corp.*                                         2,045,800         42,552,640
QUALCOMM, Inc.                                     1,190,700         50,318,982
Salesforce.com, Inc.*                                649,500         33,332,340
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                                                                    254,242,264
--------------------------------------------------------------------------------

ENERGY -- 12.5%
FMC Technologies, Inc.*                              317,100         18,283,986
National Oilwell Varco, Inc.*                        472,620         68,293,590
Schlumberger Ltd.                                    749,800         78,729,000
--------------------------------------------------------------------------------
                                                                    165,306,576
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 11.1%
CME Group, Inc.                                       90,000         52,861,500
InterContinental Exchange, Inc.*                     334,500         50,810,550
Moody's Corp.                                        855,500         43,117,200
--------------------------------------------------------------------------------
                                                                    146,789,250
--------------------------------------------------------------------------------

UTILITIES -- 4.9%
America Movil S.A. - ADR*                          1,007,600         64,486,400
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.8%
Walgreen Co.                                         772,300         36,483,452
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AUTOS AND TRANSPORTATION -- 2.1%
Expeditors International
   of Washington, Inc.                               574,900         27,192,770
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TOTAL COMMON STOCKS                                             $ 1,311,162,522
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.7%
BlackRock Institutional
   Money Market Trust, 5.37%^                     21,918,901    $    21,918,901
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.7%
(Cost $1,126,862,816)                                           $ 1,333,081,423

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.7%)                                                   (9,235,582)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,323,845,841
================================================================================

*     Non-income producing security.

^     The rate shown is the 7-day effective yield as of September 30, 2007.

ADR   American Depository Receipt

See accompanying notes to Portfolios of Investments.

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Touchstone Institutional Funds Trust - Notes to Portfolios of Investments
September 30, 2007 (Unaudited)
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SECURITY VALUATION

Investments in equity securities which are traded on a national exchange, other than on the NASDAQ national market system, are stated at the last quoted sales price, if readily available, for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price. Short term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees.

Securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price, or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. For the period ended September 30, 2007, there were no securities fair-valued.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in nets assets for a fiscal period.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

As of September 30, 2007, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                    GROSS            GROSS         NET UNREALIZED
                                                  FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION
                                                  TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
JSAM Large Cap Value Portfolio                 $   21,985,742   $    1,501,413   $   (3,418,163)   $   (1,916,750)
JSAM Value Portfolio                           $   46,151,908   $    1,405,274   $   (7,440,476)   $   (6,035,202)
Sands Capital Institutional Growth Portfolio   $1,126,862,816   $  262,720,702   $  (56,502,095)   $  206,218,607

CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Institutional Funds Trust


By:    /s/ Jill T. McGruder
       ------------------------
Name:  Jill T. McGruder
Title:    President

Date:    November 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Weidenheft
       ------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:  November 20, 2007